Financial assets, liabilities and financial results (telecom activities) - Cash flow hedge - By maturities and currencies (Details)
€ in Millions, £ in Millions, zł in Millions, kr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PLN (zł)	May 11, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount | €							€ 500
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United Kingdom, Pounds | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 262
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United Kingdom, Pounds | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,250
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Hong Kong, Dollars | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 1,110
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Hong Kong, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 939
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Norway, Krone | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 500
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | Norway, Krone | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 800
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Currency swap contract [member] | United States of America, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 4,200
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Interest rate swap contract [member] | Euro Member Countries, Euro | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 100
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | FX Forward | United States of America, Dollars | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 130
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Commodity swap | Poland, Zlotych | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						zł 27.3
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Commodity swap | Poland, Zlotych | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						60.7
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Commodity swap | Poland, Zlotych | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						62.4
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Commodity swap | Poland, Zlotych | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						29.7
Telecom activities, operating segment [member] | Operating segments [member] | Parent Company [Member] | Cash flow hedges [member] | Commodity swap | Poland, Zlotych | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						zł 95.3